DEC-26-2006 18:25 From: [redacted] To:7202777103Ø P.2/2

cik 1372020

06064468

CERTNAS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

1-33225

Michael S. Emen
Senior Vice President
Listing Qualifications

RECD S.E.C.
DEC 2 7 2006
1086

By Facsimile and First Class Mail

December 26, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
DEC 2 7 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on December 26, 2006 The Nasdaq Stock Market (the "Exchange") received from Great Lakes Dredge & Dock Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

ME